T. ROWE PRICE BLUE CHIP GROWTH FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 100.0%
COMMUNICATION SERVICES 15.6%
Entertainment 1.8%
Electronic Arts (1)	4,021,900	393,422
Netflix (1)	2,710,000	725,250
		1,118,672
Interactive Media & Services 13.8%
Alphabet, Class A (1)	641,368	783,200
Alphabet, Class C (1)	2,276,532	2,775,093
Facebook, Class A (1)	19,705,600	3,509,173
IAC/InterActiveCorp (1)	1,417,173	308,901
Match Group (2)	848,900	60,646
Tencent Holdings (HKD)	32,158,300	1,345,115
		8,782,128
Total Communication Services		9,900,800
CONSUMER DISCRETIONARY 21.5%
Auto Components 0.8%
Aptiv	5,785,900	505,803
		505,803
Automobiles 0.1%
Ferrari	517,700	79,773
		79,773
Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings	3,324,873	309,579
Marriott International, Class A	2,066,600	257,023
McDonald's	2,119,400	455,056
Norwegian Cruise Line Holdings (1)	177,900	9,210
Restaurant Brands International	2,595,550	184,647
Royal Caribbean Cruises	1,445,700	156,613
Wynn Resorts	97,319	10,581
Yum! Brands	2,428,800	275,499
		1,658,208

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The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Internet & Direct Marketing Retail 14.7%
Alibaba Group Holding, ADR (1)	13,864,280	2,318,523
Amazon.com (1)	3,301,800	5,731,628
Booking Holdings (1)	611,391	1,199,922
Ctrip.com International, ADR (1)	2,754,440	80,678
		9,330,751
Multiline Retail 1.7%
Dollar General	5,242,600	833,259
Dollar Tree (1)	2,421,000	276,381
		1,109,640
Specialty Retail 1.0%
Ross Stores	5,332,386	585,763
TJX	483,900	26,972
		612,735
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Class B	2,001,800	188,009
VF	1,959,500	174,376
		362,385
Total Consumer Discretionary		13,659,295
CONSUMER STAPLES 0.1%
Beverages 0.1%
Constellation Brands, Class A	162,600	33,704
		33,704
Tobacco 0.0%
Philip Morris International	25,000	1,898
		1,898
Total Consumer Staples		35,602
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Concho Resources	1,471,000	99,881
Pioneer Natural Resources	1,465,800	184,354
Total Energy		284,235

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 5.4%

Banks 0.0%
Citigroup	261,500	18,064
JPMorgan Chase	101,700	11,969
		30,033
Capital Markets 3.4%
Ameriprise Financial	234,000	34,421
Charles Schwab	7,016,700	293,509
Goldman Sachs Group	308,000	63,827
Intercontinental Exchange	6,828,400	630,056
Moody's	99,100	20,299
Morgan Stanley	4,549,900	194,144
S&P Global	1,399,100	342,752
TD Ameritrade Holding	11,885,490	555,052
		2,134,060
Insurance 2.0%
American International Group	6,923,300	385,628
Chubb	646,800	104,419
Marsh & McLennan	1,868,800	186,974
Progressive	186,300	14,392
Willis Towers Watson	3,117,300	601,545
		1,292,958
Total Financials		3,457,051
HEALTH CARE 14.8%

Biotechnology 1.8%
Alexion Pharmaceuticals (1)	2,364,367	231,566
Amgen	22,000	4,257
Vertex Pharmaceuticals (1)	5,412,200	916,935
		1,152,758
Health Care Equipment & Supplies 7.1%
Abbott Laboratories	1,931,000	161,567
Becton Dickinson & Company	4,484,717	1,134,454
Boston Scientific (1)	580,900	23,637
Danaher	5,566,291	803,940

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Exact Sciences (1)(2)	323,900	29,271
Intuitive Surgical (1)	1,688,119	911,466
Stryker	6,456,700	1,396,584
Teleflex	163,000	55,379
		4,516,298
Health Care Providers & Services 4.5%
Anthem	2,407,338	578,002
Centene (1)(2)	2,548,076	110,230
Cigna	5,546,174	841,854
HCA Healthcare	897,200	108,041
UnitedHealth Group	4,249,100	923,414
WellCare Health Plans (1)	1,065,659	276,187
		2,837,728
Health Care Technology 0.1%
Veeva Systems, Class A (1)	210,000	32,065
		32,065
Life Sciences Tools & Services 1.2%
Agilent Technologies	579,900	44,438
Thermo Fisher Scientific	2,553,207	743,672
		788,110
Pharmaceuticals 0.1%
Elanco Animal Health (1)	767,032	20,395
Eli Lilly	39,911	4,463
Merck	43,000	3,620
Zoetis	315,400	39,296
		67,774
Total Health Care		9,394,733
INDUSTRIALS & BUSINESS SERVICES 9.4%
Aerospace & Defense 6.0%
Boeing	6,654,872	2,531,979
L3Harris Technologies	2,401,000	500,945
Northrop Grumman	2,031,800	761,498
		3,794,422

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Airlines 0.7%
Delta Air Lines	2,268,700	130,677
United Airlines Holdings (1)	3,957,800	349,909
		480,586
Commercial Services & Supplies 0.2%
Cintas (2)	408,700	109,573
		109,573
Industrial Conglomerates 1.3%
Honeywell International	1,782,500	301,599
Roper Technologies	1,488,100	530,656
		832,255
Machinery 0.3%
Fortive	2,651,750	181,804
Xylem	53,400	4,252
		186,056
Professional Services 0.3%
CoStar Group (1)	101,300	60,091
Equifax	225,000	31,651
IHS Markit (1)	1,411,406	94,395
		186,137
Road & Rail 0.6%
Canadian Pacific Railway (2)	896,300	199,391
Kansas City Southern	606,300	80,644
Norfolk Southern	62,600	11,247
Union Pacific	605,900	98,143
		389,425
Total Industrials & Business Services		5,978,454
INFORMATION TECHNOLOGY 31.5%
Communications Equipment 0.1%
Motorola Solutions	512,500	87,335
		87,335

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

IT Services 14.3%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$104,886 (1)(3)(4)	18,696,173	120,216
Automatic Data Processing	606,700	97,934
Fidelity National Information Services	8,794,120	1,167,507
Fiserv (1)	9,326,900	966,174
FleetCor Technologies (1)	992,000	284,486
Global Payments	6,762,700	1,075,269
Mastercard, Class A	7,498,700	2,036,422
PayPal Holdings (1)	9,993,300	1,035,206
Visa, Class A	13,397,500	2,304,504
		9,087,718
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices	1,250,000	139,662
Applied Materials	3,203,400	159,850
Broadcom	24,250	6,695
KLA	957,000	152,594
Lam Research	231,700	53,548
Marvell Technology Group	10,073,200	251,528
Maxim Integrated Products	3,477,900	201,405
Microchip Technology (2)	605,400	56,248
NVIDIA	1,675,100	291,585
QUALCOMM	117,900	8,993
Texas Instruments	1,969,800	254,577
Xilinx	192,822	18,491
		1,595,176
Software 14.4%
Atlassian, Class A (1)	543,178	68,136
DocuSign (1)(2)	1,343,800	83,208
Intuit	4,902,845	1,303,863
Microsoft	28,261,200	3,929,155
salesforce.com (1)	7,907,515	1,173,791
ServiceNow (1)	4,572,200	1,160,653
Splunk (1)(2)	3,632,530	428,130
Synopsys (1)	328,000	45,018
VMware, Class A (2)	1,765,900	264,991
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Workday, Class A (1)	3,847,200	653,870
Zoom Video Communications, Class A (1)(2)	159,107	12,124
		9,122,939
Technology Hardware, Storage & Peripherals 0.2%
Apple	452,100	101,257
		101,257
Total Information Technology		19,994,425
MATERIALS 0.8%
Chemicals 0.7%
Air Products & Chemicals	428,400	95,045
Linde	955,400	185,080
Sherwin-Williams	312,050	171,587
		451,712
Containers & Packaging 0.1%
Ball	618,300	45,018
		45,018
Total Materials		496,730
REAL ESTATE 0.0%
Equity Real Estate Investment Trusts 0.0%
American Tower, REIT	78,100	17,270
Total Real Estate		17,270
UTILITIES 0.4%
Electric Utilities 0.0%
NextEra Energy	27,800	6,477
		6,477
Multi-Utilities 0.4%
Sempra Energy	1,655,829	244,417
		244,417
Total Utilities		250,894
Total Common Stocks (Cost $34,976,578)		63,469,489

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

The accompanying notes are an integral part of this Portfolio of Investments.

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 2.00% (5)(6)	18,177,118	18,177
Total Short-Term Investments (Cost $18,177)		18,177
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 2.07% (5)(6)	15,298,925	152,989
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		152,989
Total Securities Lending Collateral (Cost $152,989)		152,989

Total Investments in Securities 100.2%
(Cost $35,147,744)		$63,640,655
Other Assets Less Liabilities (0.2)%		(136,873)
Net Assets 100.0%		$63,503,782

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $120,216 and represents 0.2% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Affiliated Companies
(6)	Seven-day yield
ADR	American Depositary Receipts
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE BLUE CHIP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,121
T. Rowe Price Short-Term Fund		—		—	—++
Totals		$—	# $	—	$1,121+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$226,447		¤	¤	$18,177
T. Rowe Price Short-Term
Fund	607,463		¤	¤	152,989
					$171,166^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,121 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $171,166.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BLUE CHIP GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE BLUE CHIP GROWTH FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$62,004,158	$ 1,345,115	$ 120,216	$ 63,469,489
Short-Term Investments	18,177	—	—	18,177
Securities Lending Collateral	152,989	—	—	152,989
Total	$62,175,324	$ 1,345,115	$ 120,216	$ 63,640,655

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $15,330,000 for the period ended September 30,
2019.

($000s)		Gain
	Beginning	(Loss)	Ending
	Balance	During	Balance
	1/1/19	Period	9/30/19
Investment in Securities
Common Stocks	$104,886	$15,330	$120,216